Shareholders’ Equity	12 Months Ended
Jun. 30, 2026
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 13 — SHAREHOLDERS’ EQUITY

The 2024 Reverse Share Split

The Company completed a reverse share split of its then issued and outstanding ordinary shares, as well as the number of authorized ordinary shares, at a ratio of 1-for-16 on November 27, 2024 (“2024 Reverse Share Split”). The 2024 Reverse Share Split was approved by the shareholders at the annual meeting of shareholders held on October 24, 2024 and by the Board on November 2, 2024. During the same annual meeting, the shareholders also approved an increase of the Company’s share capital. As a result, the Company’s authorized share capital was US$1,000,000 divided into 625,000,000 ordinary shares of par value of US$0.0016 each.

The 2026 Reverse Share Split

The Company effected reserve share splits of its ordinary shares at ratios of 1-for-25 on May 22, 2026 (“2026 Reverse Share Split”).

As a result of the 2026 Reverse Share Split, the par value of the Class A ordinary shares and Class B ordinary shares was increased to $0.04 per share with the number of authorized shares reduced to 6,050,000,000 Class A ordinary shares and 200,000,000 Class B ordinary shares, respectively, and the number of outstanding ordinary shares as of June 30, 2026 were reduced to 3,331,681 Class A ordinary shares and 306,383 Class B ordinary shares.

All share numbers and per-share data presented in these consolidated financial statements and related notes have been retroactively adjusted to reflect the cumulative effect of the 2024 Reverse Share Splits and the 2026 Reverse Share Splits.

Ordinary shares

As of June 30, 2024, the Company issued 67,500 ordinary shares.

On September 18, 2024, the Company adopted the 2024 Equity Incentive Plan (the “ESOP”), and the ESOP provided for the grant of awards to eligible employees, consultants and advisors. It granted a total of 6,750 Shares with $0.04 per share which can be vested immediately.

On July 30, 2025, the Company adopted the 2025 Equity Incentive Plan (the “EIP”), and the number of ordinary shares of US$0.04 each of the Company authorized and deliverable under the EIP was 380,000. The EIP provided for the grant of awards to eligible employees, consultants and advisors.

On August 4, 2025, the Company granted a total of 380,000 Ordinary Shares at a fair value of $73.5 per share, based on the closing share price on the grant date, comprising 273,600 shares to five consultants and 106,400 shares to two employees, which can be vested immediately. Since the EIP agreement impose a five year-service for five consultants, the Company estimated the fair value of the shares issued based on the granted date at $20,109,600, of which $3,856,636 were recorded as share-based compensation expense for the year ended June 30, 2026, and the remaining was recorded as prepaid share-based payment. The prepaid services will be expensed over the attribution period of the remaining consulting service period. Such expense is included in the share-based compensation expense within the consolidated statements of operations and comprehensive loss. The EIP granted to two employees are rewards based on their past contributions to the Company, and no restrictions related to employees’ termination, the Company estimated the fairs value of the shares issued based on the granted date at $7,820,400, of which all were recorded as share-based compensation expense immediately for the year ended June 30, 2026.

On November 4, 2025, the shareholder and board resolution of the Company approved the following: 1) the increase of the Company’s authorized share capital from USD 1,000,000 divided into 25,000,000 ordinary shares of par value USD 0.04 each to USD 250,000,000 divided into 6,250,000,000 ordinary shares of par value USD 0.04 each by the creation of additional 6,225,000,000 ordinary shares of par value USD 0.04 each; and 2) authorized share capital of the Company to be changed from USD 250,000,000 divided into 6,250,000,000 ordinary shares of par value USD 0.04 each, to USD 250,000,000 divided into 6,050,000,000 Class A ordinary shares of par value USD 0.04 each and 200,000,000 Class B ordinary shares of par value USD 0.04 each; and the Re-designation of all 1,211,366 issued and outstanding ordinary shares of par value USD 0.04 each in the capital of the Company (the Ordinary Shares) into Class A ordinary shares of USD 0.04 par value each; 3) the repurchase of 306,383 Class A ordinary shares together with the issuance of 306,383 Class B ordinary shares. Holders of Class A ordinary shares and Class B ordinary shares have the same rights, except for voting, conversion rights and dividend rights. Each Class A ordinary share is entitled to one vote; and each Class B ordinary share is entitled to twenty (20) votes and is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Holders of Class A ordinary shares shall be entitled to receive dividends at such times and in such amounts as the Board of Directors may determine, while Holders of Class B ordinary shares shall not be entitled to receive any dividends declared or paid by the Company.

The change in authorized share capital and the designation of ordinary shares into different classes represent a capital structure change only and does not impact total shareholders’ equity, net assets, or results of operations. The effect is limited to reclassification within equity, with no impact on the financial statements under U.S. GAAP.

Statutory reserves and restricted net assets

Relevant PRC laws and regulations permit payments of dividends by the Company’s entities only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Company’s PRC subsidiaries are required to annually appropriate 10% of their net after-tax income to a statutory general reserve fund prior to payment of any dividends, unless such reserve funds have reached 50% of their respective registered capital. As of June 30, 2026 and 2025, the Company’s PRC entities collectively attributed $325,813 and $374,343 retained earnings to their statutory reserves, respectively. For the year ended June 30, 2026, the Company dissolved a subsidiary; and correspondingly, the Statutory reserves of the subsidiary were reversed, as of $48,530. For the year ended June 30, 2025, the company dissolved two subsidiaries, and correspondingly, the Statutory reserves of the two subsidiaries were reversed, as of $169,512 and $89,836, respectively. As a result, the statutory reserves of the parent company were reversed contemporaneously.

As a result of these PRC laws and regulations and the requirement that distributions by the PRC entities can only be paid out of distributable profits computed in accordance with PRC accounting standards and regulations, the PRC entities are restricted from transferring a portion of their net assets. Amounts restricted include paid-in capital and statutory reserves of the Company’s PRC subsidiaries. As of June 30, 2026 and 2025, the aggregate amounts of restricted net assets of the relevant PRC entities amounted to $4,420,562 and $548,657, respectively.

2024 PIPE Offering

On November 28, 2024, the Company entered into a Securities Purchase Agreement with several non-U.S. investors for a private placement (the “2024 PIPE Offering”) of 57,000 ordinary shares at a combined purchase price of US$100.00 per ordinary share and three accompanying warrants, for total gross proceeds of US$5.7 million. Net proceeds from the offering were used for administrative expenses, talent acquisition and working capital purposes.

Each Warrant is immediately exercisable and expires five years from the date of issuance. The initial exercise price of each Warrant was US$ 4.00 per share and was subject to a reset mechanism seven calendar days after closing to 20% of the Nasdaq Minimum Price of the Company’s ordinary share on the date of the Securities Purchase Agreement, with a corresponding adjustment to the number of warrant shares issuable such that the aggregate exercise price remained constant. The Warrants also contain customary anti-dilution adjustments for share dividends, splits, combinations and similar events, and may be exercised for cash or on a cashless basis under specified conditions.

This Warrant can be exercised, in whole or in part, at such time by means of a “cashless exercise”. During March 25, 2025 and April 9, 2025, the Company exercised all warrants under the PIPE transaction via cashless exercise, issuing 700,116 Class A ordinary shares upon the cashless exercise of 2,087,823 warrants.

2026 PIPE Offering

On April 27, 2026, the Company entered into certain securities purchase agreements (the “2026 PIPE Offering”) with certain investors, pursuant to which the Company agreed to issue and sell, on a “best-efforts” basis, 15,166,668 units (the “Units”), each Unit consisting of (i) one Class A ordinary share, par value $0.04 per share, and (ii) one warrant to purchase 0.3 of a Class A ordinary share at an exercise price of $0.3 per Class A ordinary share. The warrants issued in the 2026 PIPE Offering are immediately exercisable and expire on the first anniversary of the issuance date. Each warrant provides for three alternative exercise methods: (i) cash exercise, under which the holder pays the applicable exercise price of $0.3 per Class A ordinary share; (ii) cashless exercise, under which the holder receives Class A ordinary shares in accordance with the cashless exercise provisions set forth in the warrant agreement, without paying the exercise price in cash; or (iii) exercise pursuant to an alternative cashless exercise mechanism (the” Zero Exercise Price Option”), under which the holder may receive 0.3 Class A ordinary share per warrant for no additional consideration. Subject to a warrant cap that the maximum aggregate number of Class A ordinary shares which may be issued upon exercise of all warrants (including pursuant to the Zero Exercise Price Option) equal to 30% of the total Class A ordinary shares sold in the PIPE Offering, which can be exercised into 4,550,002 Class A ordinary shares.

Upon issuance on April 27, 2026, the warrants were liability-classified as they are not considered indexed to the Company’s common stock. The warrants are measured at fair value each period with changes in fair value presented within the consolidated statements of operations and comprehensive loss. The valuation of the warrants is classified within Level 2 of the fair value hierarchy due to the use of observable market inputs, primarily the quoted price of the Company’s common stock underlying the warrants. The initial carrying value of the 2026 PIPE Offering warrants at issuance was $4.5 million. Issuance costs related to the warrants issued in the PIPE Offering were expensed as incurred.

The fair values of marketable securities and warrant liabilities are determined based on observable market inputs.

As of the effective date of the 2026 Reverse Share Split, the Company had 15,166,668 warrants outstanding that are subject to adjustment in accordance with the terms of the warrants. The adjustments of the warrants apply only to the cash exercise price and to the number of warrants issuable upon a cash exercise or a standard cashless exercise, and do not affect the number of shares receivable under the Zero Exercise Price Option, which remains fixed at 0.3 Class A ordinary share per warrant. Accordingly, the Zero Exercise Price Option ratio has not been adjusted in connection with the 2026 Reverse Share Split.

As of June 30, 2026, there were 9,100,007 warrants granted to investors left unexercised, which are exercisable before April 27, 2027 and can be exercised into 2,730,002 Class A ordinary shares.

The following tables present information about the Company’s warrant liabilities measured at fair value on a recurring basis:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
Liabilities
Warrant liabilities	-	16,816,812	-	16,816,812
Total	$-	$16,816,812	$-	$16,816,812

The fair value of the Company’s warrant liabilities is classified as Level 2 within the fair value hierarchy. The valuation is primarily based on the observable market price of the underlying Class A ordinary shares on the measurement date. No significant unobservable inputs were used in the determination of fair value.

The fair values of warrant liabilities are determined based on observable market inputs. During the period from the PIPE Offering issuance date to June 30, 2026, there were no transfers between levels.

There was no warrant activities during the year ended June 30, 2024. The summary of warrant activities for the years ended June 30, 2026 and 2025 were as follows:

	Warrants	Weighted Average Exercise Price	Contractual Life in Years
Warrants Outstanding as of June 30, 2024	-	-	-
Warrants Exercisable as of June 30, 2024	-	-	-
Warrants Granted	2,087,823	20	-
Warrants Exercised	2,087,823	20	-
Warrants Expired	-	-	-

Warrants Outstanding as of June 30, 2025	-	$-	-
Warrants Exercisable as of June 30, 2025	-	-	-
Warrants Granted	15,166,668	-	1.00
Warrants Exercised	6,066,661	-	1.00
Warrants Expired	-	-	-

Warrants Outstanding as of June 30, 2026	9,100,007	-	0.82
Warrants Exercisable as of June 30, 2026	9,100,007	$-	0.82